STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND | Class A, B and C Shares
Summary Sterling Capital Large Cap Value Diversified Fund (formerly Sterling Capital Select Equity Fund)
Investment Objective
The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 155 of the Fund’s prospectus and in “Sales Charges” on page 42 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND Class A, B and C Shares (USD $)	Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND Class A, B and C Shares		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.20%	1.95%	1.95%
Fee Waiver or Expense Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	1.10%	1.85%	1.85%
[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2014 through January 31, 2015. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	681	925	1,188	1,938
Class B Shares	588	903	1,143	2,072
Class C Shares	188	603	1,043	2,267

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	681	925	1,188	1,938
Class B Shares	188	603	1,043	2,072
Class C Shares	188	603	1,043	2,267

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164.27% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 21, 2014, the smallest company in the S&P 500® Index had a market capitalization of $1.79 billion and the largest company had a market capitalization of $486.18 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund also may invest in securities of real estate investment trusts (“REITs”).

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create buying opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process that ranks companies in the Fund’s investment universe based on a number of factors, such as valuation, price momentum and earnings revisions, and also takes into account such factors as market capitalization and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of market capitalization, sector exposure or diversification considerations.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 17.87% 09/30/09 Worst quarter: –20.32% 12/31/08
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns STERLING CAPITAL LARGE CAP VALUE DIVERSIFIED FUND Class A, B and C Shares	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares Return Before Taxes	19.50%		11.67%		4.09%		7.14%	[1]	Oct. 09, 1992
Class A Shares Return After Taxes on Distributions	19.24%		11.48%		3.27%		5.98%	[1]	Oct. 09, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.22%		9.33%		3.51%		5.85%	[1]	Oct. 09, 1992
Class B Shares Return Before Taxes	21.76%		12.05%		4.08%		7.13%	[1]	Jan. 01, 1996
Class C Shares Return Before Taxes	25.85%		12.17%		3.92%		6.95%	[1]	Feb. 01, 2001
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	32.53%	[2]	16.67%	[2]	7.58%	[2]	10.26%	[2],[1]	Sep. 30, 1992
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	32.39%		17.94%		7.41%		9.40%	[1]	Sep. 30, 1992
[1]	Performance for Class B and Class C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on the performance of Class A Shares of the Fund.
[2]	As of September 3, 2013, the primary benchmark for the Fund changed from the S&P 500® Index to the Russell 1000® Value Index (the "New Benchmark"), as the New Benchmark was determined to better represent the Fund's investment strategies for comparison purposes.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.